May 30, 2018

Western Asset Management Company, LLC

385 E. Colorado Blvd.

Pasadena, CA 91101

RE:	Contractual Waiver

Dear Western Asset Inflation-Linked Opportunities & Income Fund:

Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (the “Investment Manager”) agrees to waive its investment management fee in an amount equal to the management fee paid to the Investment Manager by the Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”). This undertaking will continue in effect for so long as the Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) invests in the Subsidiary. This agreement replaces any and all other expense limitation agreements related to the fees and expenses of the Subsidiary between the Investment Manager and the Fund.

This agreement can only be terminated or amended upon the approval of the Fund’s Board of Trustees and is automatically terminated if the Investment Manager resigns as the Fund’s or the Subsidiary’s investment adviser or is otherwise no longer a service provider to the Fund, or if the Fund or the Subsidiary is dissolved and liquidated.

Very truly yours,

Western Asset Management Company, LLC

By:	/s/ Adam Wright
Name:	Adam Wright
Title:	Manager, U.S. Legal Affairs

Accepted by:

Western Asset Inflation-Linked Opportunities & Income Fund

By:
Name:	Jane Trust
Title:	President

May 30, 2018

Western Asset Management Company, LLC

385 E. Colorado Blvd.

Pasadena, CA 91101

RE:	Contractual Waiver

Dear Western Asset Inflation-Linked Opportunities & Income Fund:

Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (the “Investment Manager”) agrees to waive its investment management fee in an amount equal to the management fee paid to the Investment Manager by the Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”). This undertaking will continue in effect for so long as the Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) invests in the Subsidiary. This agreement replaces any and all other expense limitation agreements related to the fees and expenses of the Subsidiary between the Investment Manager and the Fund.

This agreement can only be terminated or amended upon the approval of the Fund’s Board of Trustees and is automatically terminated if the Investment Manager resigns as the Fund’s or the Subsidiary’s investment adviser or is otherwise no longer a service provider to the Fund, or if the Fund or the Subsidiary is dissolved and liquidated.

Very truly yours,

Western Asset Management Company, LLC

By:
Name:
Title:

Accepted by:

Western Asset Inflation-Linked Opportunities & Income Fund

By:	/s/ Jane Trust
Name:	Jane Trust
Title:	President